ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Nov. 06, 2012	Nov. 06, 2012	May 14, 2010	Sep. 30, 2013
Organization And Principal Activities [Line Items]
Equity Issuance, Per Share Amount			$ 4.00
Stock Issued During Period, Shares, Issued for Cash			4,000,000
Stock Issued During Period, Value, Issued for Cash			$ 14,500,000
Entity Incorporation, Date Of Incorporation				Oct. 27, 2009
Entity Incorporation, State Country Name				British Virgin Islands
Stockholders' Equity, Reverse Stock Split	The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined	1-for-10
Common Stock, Shares, Issued				1,405,000
Before Reverse Stock Split [Member]
Organization And Principal Activities [Line Items]
Common Stock, Shares, Issued	14,050,000	14,050,000
Common Stock, Shares, Outstanding	14,050,000	14,050,000
After Reverse Stock Split [Member]
Organization And Principal Activities [Line Items]
Common Stock, Shares, Issued	1,405,000	1,405,000
Common Stock, Shares, Outstanding	1,405,000	1,405,000